CONSOLIDATED BALANCE SHEET - USD ($) $ in Millions		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
ASSETS
Property, plant and equipment		$ 61,241	$ 55,560	$ 58,822
Intangible assets		5,950	5,654	5,709
Equity accounted investments		8,504	2,471	2,508
Deferred tax assets		5,053	4,900	7,936
Pension assets		2,107	1,717	1,260
Derivative financial instruments		1,020	648	559
Financial investments		6,839	5,616	3,441
Non-current prepayments and financial receivables		2,073	1,379	1,291
Total non-current assets		92,787	77,946	81,525
Inventories		3,330	4,031	3,814
Trade and other receivables		10,819	13,590	13,204
Current prepayments and financial receivables	[1]	3,885	6,084	5,300
Derivative financial instruments		667	1,024	1,378
Financial investments		14,297	15,335	29,224
Cash and cash equivalents	[1],[2]	5,036	5,903	8,070
Total current assets		38,034	45,967	60,990
Assets classified as held for sale		906	7,227	1,064
Total assets		131,727	131,141	143,580
EQUITY AND LIABILITIES
Shareholders’ equity		40,424	42,342	48,490
Non-controlling interests		74	38	10
Total equity		40,497	42,380	48,500
Finance debt		23,763	19,361	22,230
Lease liabilities		2,221	2,261	2,290
Deferred tax liabilities		14,524	12,726	13,345
Pension liabilities		4,076	3,482	3,925
Non-current provisions and other liabilities		14,715	12,927	15,304
Non-current derivative financial instruments		1,150	1,958	1,795
Total non-current liabilities		60,450	52,715	58,890
Trade and other payables		9,700	11,110	9,556
Current provisions and other liabilities		3,299	2,384	2,314
Current tax payable		10,994	10,319	12,306
Finance debt		4,047	7,223	5,996
Lease liabilities		1,190	1,249	1,279
Dividends payable		923	1,906	2,649
Derivative financial instruments		448	833	1,619
Total current liabilities		30,601	35,023	35,719
Liabilities directly associated with the assets classified as held for sale		179	1,023	471
Total liabilities		91,230	88,761	95,080
Total equity and liabilities		$ 131,727	$ 131,141	$ 143,580

[1]
1) Amounts as at 1 January 2024 and 31 December 2024 have been restated due to a change in classification of cash collaterals for commodity derivative transactions. For more information see note 2 Accounting policies.

[2]
1) As from 2025, cash flows related to collaterals for commodity derivative transactions are presented on a separate line within operating activities, Cash collaterals for commodity derivative transactions. In previous periods, these were included as part of Cash and cash equivalents. Comparative figures have been restated accordingly. See the restatement table in note 2 Accounting policies.